Document and Entity Information	Dec. 17, 2024
Document And Entity Information [Line Items]
Document Type	8-K12G3
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	Aptiv PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1824200
Entity Address Address Line 1	Spitalstrasse 5
Entity Address Postal Zip Code	8200
Entity Address City Or Town	Schaffhausen
Entity Address Country	CH
Country Region	41
City Area Code	52
Local Phone Number	580 96 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001521332
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
1.600% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
4.350% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
3.250% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
4.400% Senior Notes due 2046 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
5.400% Senior Notes due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
3.100% Senior Notes due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
4.150% Senior Notes due 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE